Note 30 - Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As at June 30
(US dollars in thousands)	2022	2021	2020
Financial assets at amortized cost
Trade and other receivables	7,373	6,970	8,587
Cash and cash equivalents	1,285	8,604	2,824
Restricted cash	1,195	1,140	1,013
Total	9,853	16,714	12,424

Financial liabilities at amortized cost
Loans and borrowings	28,561	23,091	25,954
Trade and other payables	10,973	5,751	7,504
Total	39,534	28,842	33,458

Disclosure of detailed information about the maturity of financial liabilities [text block]
Year Ended June 30, 2022 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	10,973	10,973	-	-	-
Borrowings	26,097	4,604	11,283	10,211	-
Lease liabilities	2,464	506	846	1,112	-
Total	39,534	16,083	12,129	11,323	-
Year Ended June 30, 2021 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	5,751	5,751	-	-	-
Borrowings	22,096	411	11,424	10,261	-
Lease liabilities	995	669	326	-	-
Total	28,842	6,831	11,750	10,261	-
Year Ended June 30, 2020 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	7,504	7,504	-	-	-
Borrowings	24,598	688	23,873	37	-
Lease liabilities	1,356	649	654	53	-
Total	33,458	8,841	24,527	90	-